Consolidated Statements of Operations - Additional Information (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Consolidated Statements of Operations
Revenue from merchant banking products and services	$ 48,441	$ 101,013	$ 124,059
Metals		77,527	107,540
Food products	4,602	2,465
Natural gas	7,584	7,712	10,371
Royalty revenue	31,448	(5,687)	(2,437)
Power and electricity	3,358	4,075	4,254
Fees	$ 1,449	3,547	4,331
Interest to contract liabilities		$ 2,437
Loss on settlement			$ 5,600